Schedule of Unaudited Quarterly Condensed Consolidated Financial Data (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Net interest income	$ 1,280	$ 1,455	$ 1,267	$ 1,112	$ 958	$ 830	$ 625	$ 411	$ 5,114	$ 2,824
Loan loss provision	451	271	134	74	246	83	45	214
Net interest income after loan loss provision	829	1,184	1,133	1,038	712	747	580	197
Gain on sale of foreclosed assets			101		1	64	13	88
Gain on foreclosure of assets					67					(67)
Dividend and other income	216
Gain on extinguishment of debt						361		10		371
SG&A expense	670	603	713	697	415	483	438	537	2,683	1,873
Depreciation and amortization	20	12	12	12	12	12	13	16
Loss on sale of foreclosed assets					23		51	18
Loss on foreclosure of assets					47					47
Impairment on foreclosed assets	(33)	35						10	$ (2)	$ (10)
Net income (loss)	$ 388	$ 534	$ 509	$ 329	$ 283	$ 677	$ 91	$ (286)